Investments Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 44,944	$ 43,217
Gross Unrealized Gains	4,814	2,037
Gross Unrealized Losses	(5)	(925)
Estimated Fair Value	49,753	44,329
Fixed-Income Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	84,855	115,699
Gross Unrealized Gains	1,436	461
Gross Unrealized Losses	(21)	(950)
Estimated Fair Value	86,270	115,210
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	129,799	158,916
Gross Unrealized Gains	6,250	2,498
Gross Unrealized Losses	(26)	(1,875)
Estimated Fair Value	$ 136,023	$ 159,539